Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Values of Assets and Liabilities Acquired on the Acquisition Date from Major Business Combinations
The details of major business combinations that occurred for the year ended December 31, 2022, are as follows
:

(in millions of Korean won)	Major transfer business	Business combination date	Transfer price
SPARK AND ASSOCIATES INC.	Network service industry	Oct. 4, 2022	20,328

Schedule of Fair Value of Assets and Liabilities Recognized as a Result of Acquisition at Acquisition Date
The values of assets and liabilities acquired on the acquisition date from major business combinations for the year ended December 31, 2022, are as follows:

(in millions of Korean won)	SPARK AND ASSOCIATES INC.

I. Total transfer price (A)	￦	20,328
II. Amount recognized as identifiable assets and liabilities
Fair value of identifiable assets		11,446
Cash and cash equivalents		427
Trade and other receivables, net		1,039
Property and equipment, net		23
Intangible assets, net		9,715
Other assets		242
Fair value of identifiable liabilities		2,793
Trade and other payables		410
Current income tax liabilities		32
Net defined benefit liabilities		21
Other liabilities		2,330
Total identifiable net assets (B)		8,653
III. Non-controlling interest (C)		—
IV. Fair value of net assets acquired (D=B-C)		8,653

V. Goodwill (E=A-D)	￦	11,675

Schedule of Intangible Assets Additionally Identified By The Group As A Result Of Major Business Combinations For The Year
Intangible assets additionally identified by the Group as a result of major business combinations for the year ended December 31, 2022, are as follows:

(in millions of Korean won)	Goodwill		Customer relationship
SPARK AND ASSOCIATES INC.	￦	11,675	￦	9,715

Summary of Operating Income And Net Profit And Loss Before Elimination Of Intercompany Transactions Of The Acquired Companies
Operating revenue and net profit and loss before elimination of intercompany transactions of the acquired companies transferred through major business combinations for the year ended December 31, 2022, are as follows:

(in millions of Korean won)	After business combination				2022 1
	Operating revenue		Profit (loss) for the year		Operating revenue		Profit (loss) for the year

SPARK AND ASSOCIATES INC.	￦	1,637	￦	413	￦	6,856	￦	670

1
Operating revenue and profit or loss of the entity for the current reporting period as though th
e acquisition date f
or all business combinations that occurred during the year had been as at the beginning of the annual reporting period.